Derivative Instruments - Information about derivative instruments (Details) (Interest rate swap, Cash Flow Hedging, USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Interest rate swap | Cash Flow Hedging
Derivative [Line Items]
Notional Amount	$ 25,000
Maturity	4 years 8 months 12 days
Received	0.20%
Paid	1.62%
Fair Value	$ 87